CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents

	As of December 31,
	2021	2020

Cash and bank balances	425,823	278,722
Time deposits	1,981	217
TOTAL	427,804	278,939